Supplement to the

Fidelity Advisor Focus Funds®

Fidelity® Advisor Biotechnology Fund,
Fidelity Advisor Communications Equipment Fund (formerly Fidelity Advisor Developing Communications Fund),
Fidelity Advisor Consumer Discretionary Fund (formerly Fidelity Advisor Consumer Industries Fund),
Fidelity Advisor Electronics Fund,
Fidelity Advisor Energy Fund (formerly Fidelity Advisor Natural Resources Fund,
Fidelity Advisor Financial Services Fund,
Fidelity Advisor Health Care Fund,
Fidelity Advisor Industrials Fund (formerly Fidelity Advisor Cyclical Industries Fund),
Fidelity Advisor Technology Fund,
Fidelity Advisor Utilities Fund (formerly Fidelity Advisor Telecommunications & Utilities Growth Fund)

Funds of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2006

Tobias Welo has replaced Chris Bartel as the portfolio manager of Advisor Industrials. All references to Chris Bartel with respect to management of Advisor Industrials are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 41.

Sector Fund Manager	Fund(s)
Tobias Welo	Advisor Industrials

The following information supplements the similar information found in the "Management Contracts" section on page 44.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,197	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Industrials ($310 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of January 31, 2007
Tobias Welo	Advisor Industrials	none

AFOC/AFOCIB-07-01 March 7, 2007
1.480127.124